SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2023	May 19, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			107,494,116
Forecast [Member]
Subsequent Event [Line Items]
Number of shares issued	139,844,769
Gross proceeds	$ 355,000
Forecast [Member] | G H S [Member]
Subsequent Event [Line Items]
Number of shares issued	117
Gross proceeds	$ 111,000
Subsequent Event [Member] | G H S [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		70,757,457
Proceeds from Lines of Credit		$ 198,000